Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenues
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

The following table shows the distribution of the Company’s revenue by the geographical location of customers, whereas all the Company’s assets are located in the PRC:

	December 31, 2020		December 31, 2019	December 31, 2018
	RMB	US$	RMB	RMB
Sales in China	309,801	47,479	288,066	288,128
Sales in other countries (principally Europe, Asia and North America)	26,954	4,131	47,554	45,394
	336,755	51,610	335,620	333,522

Schedule of Revenue by Significant Types of Films

The Company’s revenue by significant types of films for 2020, 2019 and 2018 was as follows:

	December 31, 2020			December 31, 2019		December 31, 2018
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	95,459	14,629	28.3%	116,681	34.8%	129,548	38.9%
Printing film	21,968	3,367	6.5%	33,877	10.1%	30,686	9.2%
Metallized film	3,927	602	1.2%	5,493	1.6%	4,373	1.3%
Specialty film	204,686	31,370	60.8%	162,432	48.4%	148,801	44.6%
Base film for other applications	10,715	1,642	3.2%	17,137	5.1%	20,114	6.0%
	336,755	51,610	100.0%	335,620	100.0%	333,522	100.0%